STOCK OPTIONS AND STOCK BASED COMPENSATION (Details Textual) (USD $)	1 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2012	Jan. 31, 2012	Apr. 30, 2013	Apr. 30, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Stock Options To Employees and Non Employees Outstanding Number (in shares)			2,075,093		2,131,244	2,216,473	1,882,798
Criteria For Increase In Number Of Shares Reserved For Options					four percent (4%) of the total outstanding shares on the last day of the prior calendar year, subject to a maximum annual increase of 250,000
Stock Options To Employees and Non Employees Options Grants					1,216,221
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value			$ 1.65	$ 3.56	$ 2.99	$ 3.74
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value			$ 15,200	$ 172,379	$ 211,000	$ 192,000
Proceeds from Stock Options Exercised			26,639	112,986	150,000	94,000
Unrecognized Compensation Cost Related To Non Vested Stock Option Awards To Employees and Nonemployees			542,000		1,026,000
Expected Weighted Average Period Of Recognition Of Compensation Cost Related To Stock Options To Employees and Non Employees			1 year 2 months 16 days		1 year 5 months 8 days
Stock Options Vested By Shares To Employees and Non Employees During Period			206,595	162,027	538,513	323,033
Stock Options Vested To Value Of Employees and Non Employees During Period			424,000	231,000	975,000	476,000
Common Stock Shares Granted	146,555	83,959		83,959	83,959
Common Stock Value Granted		433,000		433,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			60,000	13,000	13,000
Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period Grant Date Fair Value			95,000	37,000	37,000
Management Bonus Percentage					67.00%	67.00%
Accrued Share Based Compensation					$ 465,000
Subsequent Event [Member]
Stock Options To Employees and Non Employees Vested					146,555
Stock Option Plan 1999 [Member]
Stock Options To Employees and Non Employees Outstanding Number (in shares)			996,183		1,030,314
Stock Options To Employees and Non Employees Vested			1,638,441
Stock Option Plan 2010 [Member]
Stock Options To Employees and Non Employees Outstanding Number (in shares)			1,078,910		1,100,930
Stock Options Authorized To Be Issued To Employees and Non Employees			3,000,000		3,000,000
Criteria For Increase In Number Of Shares Reserved For Options			four percent (4%) of the total outstanding shares on the last day of the prior calendar year, subject to a maximum annual increase of 250,000
Stock Options To Employees and Non Employees Options Grants			1,323,907
Stock Options To Employees and Non Employees Available For Future Grants			1,901,289		1,780,603
Number Of Options To Employees and Non Employeed Previously Exercised Reduced			39,288		34,508
Common Stock Shares Granted			107,686	83,959	83,959
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Description and Terms			The 2010 Plan options generally become exercisable over a four year period (vesting 25% after one year, the remaining 75% vesting quarterly thereafter) and expire after ten years.
Stock Options To Employees and Non Employees Vested			1,638,441		1,512,458
Common Stock Shares Granted One			230,514